Other Receivables (Details) - Schedule of other receivables, net - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Receivables (Details) - Schedule of other receivables, net [Line Items]
Other receivables, net	$ 1,887,944		$ 2,532,710	$ 5,084,099
Provision for other credit losses	516,319	$ 2,514,301	9,257,284	7,349,852
Other Receivables, Account Reactivation Fees [Member]
Other Receivables (Details) - Schedule of other receivables, net [Line Items]
Other receivables, net	137,010		209,734	1,325,443
Balance at beginning of period	980,713	1,691,071	1,691,071	1,071,588
Provision for other credit losses	516,319	2,320,268	7,588,253	6,128,851
Charge-offs	(997,683)	(2,543,447)	8,298,611	5,509,368
Recoveries of charged-off receivables	237,142	327,068	1,252,437	1,273,319
Balance at end of period	736,491	$ 1,794,960	980,713	1,691,071
Other Receivables, Merchant Receivables [Member]
Other Receivables (Details) - Schedule of other receivables, net [Line Items]
Other receivables, net	$ 1,750,934		$ 2,322,976	$ 3,758,656